Transamerica JPMorgan Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS

At March 31, 2024

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.0%
International Alternative Fund - 3.1%
Transamerica Unconstrained Bond (A)	2,959,537	$ 26,132,715

International Equity Funds - 4.9%
Transamerica BlackRock Real Estate Securities VP (A)	233,093	2,235,365
Transamerica Emerging Markets Opportunities (A)	1,431,895	10,796,490
Transamerica International Equity (A)	439,600	9,205,221
Transamerica International Focus (A)	566,223	4,790,243
Transamerica International Small Cap Value (A)	949,787	14,218,318

		41,245,637

International Mixed Allocation Fund - 22.2%
Transamerica Aegon Bond VP (A)	19,428,388	187,483,944

U.S. Equity Funds - 25.3%
Transamerica Janus Mid-Cap Growth VP (A)	139,553	4,620,609
Transamerica JPMorgan Enhanced Index VP (A)	1,134,759	30,082,462
Transamerica JPMorgan Mid Cap Value VP (A)	5,423	85,787
Transamerica Large Cap Value (A)	3,603,638	51,387,876
Transamerica Mid Cap Growth (A) (B)	945,006	9,431,160
Transamerica Mid Cap Value Opportunities (A)	439,335	5,118,248
Transamerica Small Cap Value (A)	54,629	317,395
Transamerica T. Rowe Price Small Cap VP (A)	19,070	236,855
Transamerica WMC US Growth VP (A)	2,757,257	112,137,628

		213,418,020

U.S. Fixed Income Funds - 42.5%
Transamerica Core Bond (A)	28,231,717	242,228,129
Transamerica Floating Rate (A)	927,851	8,406,327
Transamerica High Yield Bond (A)	8,110,173	65,530,196
Transamerica Long Credit (A)	4,453,378	43,242,304

		359,406,956

Total Investment Companies (Cost $826,338,094)		827,687,272

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 1.1%
U.S. Treasury - 1.1%
U.S. Treasury Notes 4.13%, 01/31/2025 (C)	$ 8,991,400	8,918,228

Total U.S. Government Obligation (Cost $8,941,003)		8,918,228

Principal	Value
REPURCHASE AGREEMENT - 0.9%

Fixed Income Clearing Corp., 2.50% (D), dated 03/28/2024, to be repurchased at $7,929,903 on 04/01/2024. Collateralized by a U.S. Government Obligation, 4.25%, due 12/31/2025, and with a value of $8,086,332.

$ 7,927,701	$ 7,927,701

Total Repurchase Agreement (Cost $7,927,701)	7,927,701

Total Investments (Cost $843,206,798)	844,533,201
Net Other Assets (Liabilities) - (0.0)% (E)	(402,149)

Net Assets - 100.0%	$ 844,131,052

Transamerica Series Trust	Page 1

Transamerica JPMorgan Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Notes	1,961	06/28/2024	$209,264,070	$209,857,641	$593,571	$—
10-Year U.S. Treasury Notes	159	06/18/2024	17,512,693	17,616,703	104,010	—
CAD Currency	88	06/18/2024	6,543,687	6,506,720	—	(36,967)
E-Mini Russell 2000® Index	97	06/21/2024	10,240,359	10,407,615	167,256	—
EURO STOXX 50® Index	154	06/21/2024	8,383,777	8,381,909	—	(1,868)
MSCI EAFE Mini Index	278	06/21/2024	32,650,825	32,763,690	112,865	—
MSCI Emerging Markets Index	259	06/21/2024	13,596,981	13,584,550	—	(12,431)
S&P 500® E-Mini Index	117	06/21/2024	30,572,067	31,054,725	482,658	—
S&P/TSX 60 Index	76	06/20/2024	14,921,368	15,052,438	131,070	—
TOPIX Index	129	06/13/2024	23,053,572	23,604,835	551,263	—

Total					$2,142,693	$(51,266)

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
U.S. Treasury Ultra Bonds	(402)	06/18/2024	$(50,569,194)	$(51,858,000)	$—	$(1,288,806)

Total Futures Contracts					$2,142,693	$(1,340,072)

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$827,687,272	$—	$—	$827,687,272
U.S. Government Obligation	—	8,918,228	—	8,918,228
Repurchase Agreement	—	7,927,701	—	7,927,701

Total Investments	$827,687,272	$16,845,929	$—	$844,533,201

Other Financial Instruments
Futures Contracts (G)	$2,142,693	$—	$—	$2,142,693

Total Other Financial Instruments	$2,142,693	$—	$—	$2,142,693

LIABILITIES
Other Financial Instruments
Futures Contracts (G)	$(1,340,072)	$—	$—	$(1,340,072)

Total Other Financial Instruments	$(1,340,072)	$—	$—	$(1,340,072)

Transamerica Series Trust	Page 2

Transamerica JPMorgan Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I2 shares of funds within Transamerica Funds and/or affiliated investment in the Initial Class shares of funds within Transamerica Series Trust. The Portfolio’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2024	Shares as of March 31, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Aegon Bond VP	$188,066,796	$—	$—	$—	$(582,852)	$187,483,944	19,428,388	$—	$—
Transamerica BlackRock Real Estate Securities VP	2,265,667	—	—	—	(30,302)	2,235,365	233,093	—	—
Transamerica Core Bond	269,436,871	2,685,708	(25,613,088)	(5,302,012)	1,020,650	242,228,129	28,231,717	2,685,708	—
Transamerica Emerging Markets Opportunities	10,624,663	—	—	—	171,827	10,796,490	1,431,895	—	—
Transamerica Floating Rate	8,236,632	169,428	—	—	267	8,406,327	927,851	169,428	—
Transamerica High Yield Bond	67,270,065	1,034,794	(2,524,438)	27,073	(277,298)	65,530,196	8,110,173	1,034,794	—
Transamerica International Equity	10,972,697	—	(2,072,246)	354,218	(49,448)	9,205,221	439,600	—	—
Transamerica International Focus	15,696,962	—	(11,082,834)	415,516	(239,401)	4,790,243	566,223	—	—
Transamerica International Small Cap Value	13,429,994	—	—	—	788,324	14,218,318	949,787	—	—
Transamerica Janus Mid-Cap Growth VP	12,311,291	—	(8,376,355)	(1,608,654)	2,294,327	4,620,609	139,553	—	—
Transamerica JPMorgan Enhanced Index VP	27,132,089	—	—	—	2,950,373	30,082,462	1,134,759	—	—
Transamerica JPMorgan Mid Cap Value VP	2,202,168	—	(2,188,765)	5,050	67,334	85,787	5,423	—	—
Transamerica Large Cap Value	57,850,139	148,037	(12,556,080)	656,859	5,288,921	51,387,876	3,603,638	148,037	—
Transamerica Long Credit	35,498,303	8,935,923	—	—	(1,191,922)	43,242,304	4,453,378	520,010	—
Transamerica Mid Cap Growth	16,447,839	—	(8,081,105)	(2,073,951)	3,138,377	9,431,160	945,006	—	—
Transamerica Mid Cap Value Opportunities	4,788,747	—	—	—	329,501	5,118,248	439,335	—	—
Transamerica Small Cap Value	307,016	—	—	—	10,379	317,395	54,629	—	—
Transamerica T. Rowe Price Small Cap VP	217,212	—	—	—	19,643	236,855	19,070	—	—
Transamerica Unconstrained Bond	25,792,394	451,289	—	—	(110,968)	26,132,715	2,959,537	398,000	—
Transamerica WMC US Growth VP	72,248,316	28,936,031	—	—	10,953,281	112,137,628	2,757,257	—	—

Total	$840,795,861	$42,361,210	$(72,494,911)	$(7,525,901)	$24,551,013	$827,687,272	76,830,312	$4,955,977	$—

(B)	Non-income producing security.
(C)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of such securities is $7,754,774.
(D)	Rate disclosed reflects the yield at March 31, 2024.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	There were no transfers in or out of Level 3 during the period ended March 31, 2024. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(G)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATION:

CAD	Canadian Dollar

PORTFOLIO ABBREVIATIONS:

EAFE	Europe, Australasia and Far East
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange

Transamerica Series Trust	Page 3

Transamerica JPMorgan Asset Allocation – Conservative VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2024

(unaudited)

INVESTMENT VALUATION

Transamerica JPMorgan Asset Allocation – Conservative VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 4